--------------------------------------------------------------------------------
MEMORIAL FUNDS

GOVERNMENT BOND FUND
CORPORATE BOND FUND
GROWTH EQUITY FUND
VALUE EQUITY FUND

JUNE 30, 2001                                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Shareholder,

The first six months of 2001 were arguably the most volatile in the investment arena in the last 10 years. The ever-present danger of an economic recession of some magnitude depressed equity markets down and caused a volatile reaction in the fixed income markets. Given the great uncertainty in the market place and the continued decline in Memorial Funds assets, the investment effort by each of the sub-advisors has been commendable.

Both fixed income funds trailed their respective indices for the six-month period, but the slight underperformance was a result of a more conservative approach by each sub-advisor and the need to meet ongoing liquidations. Growth Equity Fund, a strong performer for the last three years, suffered a somewhat disappointing six months, consistent with most of the large-cap growth sector. We believe, however, that the economy will respond positively to the Federal Reserve's rate cuts (6 reductions to date), hopefully triggering a resurgence in overall U.S. and world growth. Based upon this potential economic growth, we believe that the Growth Equity Fund is well positioned to respond positively.

The star of the first six months in the Memorial Fund family has been the Value Equity Fund. It has simply been one of the better performing funds of its type in the country, despite significant liquidations during the same time period. For the one-year period ending June 30, 2001, the Fund's performance ranked 22nd out of 515 multi-cap value funds, according to Lipper Inc. These results clearly illustrate the value of asset class diversification in any investment program.

While the economic future for the U.S. and the world is still very unsettled and a timetable for positive events cannot be easily identified, we are optimistic that the Memorial Funds and their sub-advisors have the potential to continue to perform in their historic fashion.

If you have any questions or would like additional information about our Funds, including up-to-date performance, please call Forum Fund Services, LLC, the Funds' distributor, at (888) 263-5593. On behalf of the Board of Trustees of the Memorial Funds, I continue to thank all of you who have supported us. We remain committed to meeting your investment needs for many years to come.

Sincerely,


/s/James L. Sullivan


James L. Sullivan
Chief Investment Officer
Memorial Investment Advisers, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Average annual total return of the Growth Equity Fund for the 1-year, 3-year, and since inception (3/30/98) periods were -20.05%, 6.41%, and 27.48%, respectively. Average annual total return of the Value Equity Fund for the 1-year, 3-year, and since inception (3/30/98) periods were 35.58%, 4.56%, and 8.43%, respectively. Average annual total return of the Government Bond Fund for the 1-year, 3-year, and since inception (3/30/98) periods were 9.75%, 5.52%, and 5.92%, respectively. Average annual total return of the Corporate Bond Fund for the 1-year, 3-year, and since inception (3/25/98) periods were 11.04%, 5.51%, and 5.94%, respectively. All returns are for the period ending 6/30/01 during which some of the Funds' fees were waived or expenses reimbursed; otherwise, total return would have been lower.

Lipper Inc is a mutual fund performance monitor. Rankings are based on total returns and include all applicable fees and expenses.

The opinions expressed in this letter reflect those of the Chief Investment Officer as of June 30, 2001 and are subject to change at any time based on the market and other conditions. These views are intended to assist shareholders of the Funds in understanding their Fund investment and do not constitute investment advice. (08/01)

                                TABLE OF CONTENTS



                                                                            Page

FINANCIAL STATEMENTS OF THE MEMORIAL FUNDS

Schedules of Investments:
    Government Bond Fund.....................................................  4

    Corporate Bond Fund......................................................  5

    Growth Equity Fund.......................................................  7

    Value Equity Fund........................................................  9

Notes to Schedules of Investments............................................ 11

Statements of Assets and Liabilities......................................... 12

Statements of Operations..................................................... 13

Statements of Changes in Net Assets.......................................... 14

Financial Highlights......................................................... 16

Notes to Financial Statements................................................ 20

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2001
--------------------------------------------------------------------------------

    FACE
   AMOUNT/
   SHARES       SECURITY DESCRIPTION                     VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCY BONDS & Notes (43.6%)
     2,500,00  FHLMC, 6.63% 9/15/09                  $ 2,593,390
   4,000,000   FNMA 5.13% 2/13/04                      4,021,368
   6,550,000   FNMA 5.75% 6/15/05                      6,655,789
                                                     -----------
Total Government Agency Bonds & Notes
(Cost $13,092,058)                                    13,270,547
                                                     -----------
MORTGAGE BACKED SECURITIES (9.0%)
   2,783,486   GNMA,  Pool 476998, 6.50%, 7/15/29
               (Cost $2,691,501)                       2,757,227
                                                     -----------
U.S. TREASURY OBLIGATIONS (44.2%)
U.S. TREASURY BONDS (18.0%)
   5,425,000   6.00%, 2/15/26 (Cost $5,799,511)        5,488,542
                                                     -----------
U.S. TREASURY NOTES (26.2%)
   1,425,000   6.50%, 10/15/06 #                       1,516,006
   2,200,000   5.75%, 4/30/03                          2,257,902
   4,000,000   6.13%, 8/15/07                          4,200,872
                                                     -----------
Total U.S. Treasury Notes (Cost $7,755,664)            7,974,780
                                                     -----------
Total U.S. Treasury Obligations(cost $13,555,175)     13,463,322
                                                     -----------


SHORT-TERM HOLDINGS (2.2%)
    672,156   Money Market Fund, 3.58%(Cost
              $672,156)                                  672,156
                                                     -----------
Total Investments 99.0% (Cost $30,010,890)           $30,163,252
                                                     -----------
Other Assets and Liabilities, Net 1.0%                   295,855
                                                     -----------

NET ASSETS - 100.0%                                  $30,459,108
                                                     ===========


See Notes to Schedule of Investments
And Notes to Financial Statement                               4                      Memorial Funds



------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

    FACE                                                            FACE
   AMOUNT/                                                         AMOUNT/
   SHARES   SECURITY DESCRIPTION                  VALUE            SHARES    SECURITY DESCRIPTION                     VALUE
----------- ---------------------------------- ------------- -------------- ------------------------------------ -------------------
ASSET BACKED SECURITIES (2.1%)
 $ 241,618  GNMA, 7.50%, 10/15/29              $  248,080        $1,000,000  Choice Hotels International Corp.,
   300,000  Nissan Auto Recievables Owner         304,930                    7.13%, 5/1/08                           957,843
            Trust, 5.75% 6/15/06                                    500,000  Citigroup Inc., 7.25%, 10/1/10          520,984
   450,000  WFS Financial Owner Trust,            469,036           500,000  CK Witco Corp., 8.50%, 3/15/05*         517,893
            7.17%, 2/20/08                      ----------          500,000  CNA Financial Corp., 6.25%,
Total Asset Backed Securities(Cost $1,005,482)  1,022,046                    11/15/03                                495,615
                                                ----------        1,500,000  Comerica Bank, 7.65%, 8/15/10         1,565,867
                                                                    500,000  Computer Sciences Co., 6.75%,
COLLATERALIZED MORTGAGE OBLIGATIONS (3.5%)                                   6/15/06                                 495,803
   300,000  Commonwealth Edison Trans.                              500,000  Countrywide Credit, 5.25%,
            Funding Trust Series 1998-1A,                                    6/15/04                                 498,528
            5.74%, 12/25/10                       292,111           500,000  Daimler Chrysler NA Holding,
   519,182  FHLMC, 7.50%, 12/15/24                526,807                    7.25%, 1/18/06                          513,195
   104,929  Money Store Home Equity Trust                         1,250,000  Delta Air Lines, Inc., 7.57%,
            Series 1996-D A13, 6.63%,                                        11/18/10                              1,318,594
            9/15/14                               105,238           390,000  Dillards Inc., 6.43%, 8/1/04            366,137
    65,903  Mortgage Index Amortizing Trust,                      1,000,000  East Coast Power LLC, 7.54%,
            Series 1997-1 A1, 6.68%, 8/25/04       66,233                    6/30/17                                 975,565
   692,946  PNC Mortgage Securities Corp.,                          500,000  Embotelladora S.A. Arica, 9.88%,
            Seri-1 1A2, 6.25%, 2/25/29            696,414                    3/15/06*                                513,075
                                                ----------        1,000,000  First Union Corp., 6.75%, 11/15/06    1,015,538
Total Collateralized Mortgage Obligations       1,686,803           500,000  Ford Motor Credit Co., 6.88%,
(Cost $1,681,778)                               ----------                   2/1/06                                  507,040
                                                                  1,000,000  France Telecom, 7.20%, 3/1/06 *       1,029,024
CORPORATE BONDS & Notes (72.9%)                                   1,000,000  General Electric Global Insurance,
   500,000  American Airlines, 6.82%, 5/23/11*    499,779                    6.45, 3/1/19                            952,499
   500,000  Aramark Corp., 6.75%, 8/1/04          493,925           480,000  Georgia Power Co., 6.20%, 2/1/06        481,525
   958,187  Atlas Air, Inc., 7.20%, 1/2/19        931,889         1,000,000  Hutchison Whampoa Finance,
   170,000  BAE Systems Canada Inc., 7.16%,                                  7.50%, 8/1/27                           940,588
            12/15/11                              171,326           500,000  International Flavors &
   170,000  BAE Systems Canada Inc., 6.66%,                                  Fragrances,Inc., 6.45%, 5/15/06 *       499,818
            9/15/13                               170,391           500,000  John Deere Capital Corp, 5.52%,
   600,000  Banc One Corp., 6.50%, 2/1/06         608,171                    4/30/04                                 499,448
   150,000  Bank of America Corp., 7.40%,                         1,800,000  Key Bank NA, 6.50%, 4/15/08           1,725,505
            1/15/11                               156,125         1,275,000  Kinder Morgan Energy, 7.50%,
   810,000  British Gas International Finance,    173,956                    11/11/10                              1,320,654
            7.54% 11/4/21@                                          500,000  Legrand SA, 8.50%, 2/15/25              541,140
   250,000  Cardinal Health Inc., 6.75%,          253,138           500,000  Lehman Brothers Holdings,
            2/15/11                                                          6.25%, 5/15/06                          499,251





See Notes to Schedules of Investments
And Notes to Financial Statements                                 5                           Memorial Funds


------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

    FACE                                                               FACE
   AMOUNT/                                                            AMOUNT/
   SHARES   SECURITY DESCRIPTION                     VALUE            SHARES    SECURITY DESCRIPTION                      VALUE
----------- ---------------------------------- --------------  ---------------  ----------------------------------------------------

$1,000,000  Lehman Brothers Holdings,                             MORTGAGE BACKED SECURITIES (10.0%)
            7.88% 8/15/10                        $ 1,055,345       $ 3,498,947  FGLMC Pool C46007, 7.00%,
   500,000  Marconi Corp. Plc, 7.75%,                                           12/1/30                              $  3,523,111
            9/15/10                                  450,687           194,504  FNMA Pool 313873, 7.00%,
   500,000  Marconi Corp. Plc, 8.38%,                                           12/1/27                                   197,115
            9/15/30                                  425,425           203,872  FNMA Pool 399774, 7.00%,
   500,000  Morgan Stanley Dean Witter &                                        5/1/28                                    205,500
            Co., 6.75%, 4/15/11                      497,411           204,381  FNMA Pool 428152, 7.00%,
 1,000,000  Nationwide Mutual, 6.50%,                                           5/1/28                                    206,012
            2/15/04                                1,015,740           543,699  FHLMC Pool C32933, 7.50%,
   500,000  Nevada Power Co., 8.25%, 6/1/11*         511,563                    11/1/29                                   555,285
   375,000  Noble Drilling Corp., 7.50%,                                75,560  FHLMC Pool C00910, 7.50%,
            3/15/19                                  375,712                    1/1/30                                     77,170
   300,000  Northern Illinois Gas, 6.63%,                                                                             -----------
            2/1/11                                   296,720      Total Mortgage Backed Securities (Cost $4,739,394)    4,764,193
   450,000  PHH Corp., 8.13%, 2/3/03                 456,512                                                          -----------
 1,000,000  Puget Sound Energy Inc., 7.00%,                       MUNICIPAL BONDS (0.3%)
            3/9/29                                   889,262           165,000  Reeves County, TX, Tax COP,
   700,000  Reckson Operating Partnership,                                      6.70%, 3/31/05 (Cost $165,000)            165,330
            7.40% 3/15/04                            712,765                                                          -----------
   796,020  Seabrook Station-Unit 1, 7.83%,                       PREFERRED STOCK (2.1%)
            1/2/19                                   802,235            40,000  Lincoln National Capital, 6.40%,
   500,000  Shaw Communications, Inc.,                                          8/13/01 (Cost $1,000,000)               1,017,500
            7.25%,4/6/11                             490,737                                                          -----------
   500,000  Solutia, Inc., 6.72%, 10/15/37           490,088      U.S. TREASURY OBLIGATIONS (7.3%)
 1,000,000  South Carolina Electric & Gas,                           2,000,000  5.00%, 2/15/11 #                        1,941,252
            6.70% 2/1/11                             990,739           500,000  4.63%, 5/15/06 #                          493,282
   500,000  Telefonica Europe, 8.25%,                                1,000,000  6.25%, 5/15/30                          1,060,469
            9/15/30                                  530,045                                                          -----------
   250,000  USEC, Inc., 6.63%, 1/20/06               231,179      Total U.S. Treasury Obligations (Cost $3,478,067)     3,495,003
   500,000  Viacom Inc., 7.88%, 7/30/30              528,253                                                          -----------
   500,000  Voicestream Wireless Corp.,                           SHORT-TERM HOLDINGS (0.7%)
            10.38%, 11/15/09*                        572,500           348,219  Merrimac US Government Money
   500,000  Watson Pharmaceuticals, Inc.,                                       Market Fund 3.58% (Cost
            7.13%, 5/15/08*                          476,154                    $348,219)                                 348,219
   500,000  Witco Corp., 6.60%, 4/1/03               499,668                                                          -----------
   250,000  WorldCom, Inc., 7.50%, 5/15/11           243,828      Total Investments 98.9% (Cost $47,352,285)          $47,497,375
   250,000  WorldCom, Inc., 8.25%, 5/15/31           245,884                                                          -----------
                                                  ----------      Other Assets and Liabilities, Net 1.1%                  529,893
Total Corporate Bonds & Notes(Cost $34,934,345)   34,998,281                                                          -----------
                                                  ----------      NET ASSETS  -  100.0%                               $48,027,268
                                                                                                                      ===========


See Notes to Schedules of Investments
And Notes to Financial Statements                                 6                          Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
    Face                                                      Face
   Amount/                                                   Amount/
   Shares     Security Description              Value        Shares     Security Description             Value
------------ ---------------------------- --------------- ------------ ------------------------------- -----------------------------
COMMON STOCK (92.8%)

APPAREL & ACCESSORY STORES (1.0%)                           EDUCATIONAL SERVICES (2.0%)
       6,400  Gap, Inc.                       $ 185,600          8,800  Apollo Group, Inc. +                  $ 373,560
                                             ----------                                                     ------------
BUSINESS SERVICES (10.8%)                                   ELECTRIC, GAS & Sanitary Services (1.3%)
       4,100  Adobe Systems, Inc.               192,700          6,400  Duke Energy Corp.                       249,664
       4,700  America Online, Inc. +            249,100                                                     ------------
       2,200  BEA Systems, Inc. +                67,562
       3,000  Henry (Jack) & Associates          93,000     ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
       1,300  Mercury Interactive Corp. +#      77,870      COMPUTER EQUIPMENT (4.2%)
       7,700  Microsoft Corp. + #               559,020         11,100  General Electric Co.                    541,125
       1,900  Omnicom Group, Inc.               163,400          8,400  Intel Corp.                             245,700
      15,100  Oracle Corp. +                    286,900                                                     ------------
       8,600  Robert Half Intl., Inc. *+        214,054                                                         786,825
       6,100  Sun Microsystems, Inc. +           95,892                                                     ------------
         700  VERITAS Software Corp. +           46,571
                                             ----------     ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                                              2,046,069     SERVICES (1.8%)
                                             ----------          4,800  Paychex, Inc.                           192,000
CHEMICALS & ALLIED PRODUCTS (12.3%)                              5,400  PerkinElmer, Inc.                       148,662
       9,300  Estee Lauder Cos., Inc.#          400,830                                                     ------------
       7,100  Forest Laboratories, Inc. +       504,100                                                         340,662
       4,300  Merck & Co., Inc.                 274,813                                                     ------------
       5,400  OM Group, Inc.                    303,750     FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
      13,400  Pfizer, Inc.                      536,670     EQUIPMENT (1.3%)
       8,300  Schering-Plough Corp.             300,792          6,100  The Shaw Group, Inc. + #                244,610
                                             ----------                                                     ------------
                                              2,320,955     FOOD & KINDRED PRODUCTS (5.3%)
                                             ----------          9,000  Anheuser-Busch Cos., Inc.               370,800
COMMUNICATIONS (2.9%)                                            3,200  Hershey Foods Corp.                     197,472
       1,700  Amdocs, Ltd. +                     91,545          9,700  PepsiCo, Inc.                           428,740
       7,300  Broadwing, Inc.                   178,485                                                     ------------
       6,700  SBC Communications, Inc.          268,402                                                         997,012
                                             ----------                                                     ------------
                                                538,432     GENERAL MERCHANDISE STORES (2.8%)
                                             ----------          7,700  Target Corp.                            266,420
DEPOSITORY INSTITUTIONS (5.6%)                                   5,100  Wal-Mart Stores, Inc.                   248,880
      10,300  Citigroup, Inc.                   544,252                                                     ------------
       9,200  U.S. Bancorp                      209,668                                                         515,300
       6,300  Wells Fargo & Co.                 292,509                                                     ------------
                                             ----------     HEALTH SERVICES (1.4%)
                                              1,046,429          5,600  Universal Health Services, Inc. +       254,800
                                             ----------                                                     ------------




See Notes to Schedules of Investments
And Notes to Financial Statements                                 7                          Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
     FACE                                                      FACE
    AMOUNT/                                                   AMOUNT/
    SHARES    SECURITY DESCRIPTION              VALUE         SHARES     SECURITY DESCRIPTION                      VALUE
------------ -------------------------------- ------------ ------------ ------------------------------------ -----------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER                SECURITY & COMMODITY BROKERS, DEALERS,
EQUIPMENT (6.5%)                                            EXCHANGES & SERVICES (0.9%)
       8,600  Baker Hughes, Inc.              $  288,100          2,700  Merrill Lynch & Co., Inc.             $   159,975
       9,700  Cisco Systems, Inc. +              176,540                                                       ------------
       2,500  Comverse Technology, Inc. + #      144,050    TRANSPORTATION BY AIR (1.4%)
       4,400  EMC Corp. +                        127,820         13,800  Southwest Airlines Co.                    255,162
       2,100  IBM Corp.                          237,300                                                       ------------
      10,930  Symbol Technologies, Inc. #        242,646    WHOLESALE TRADE-DURABLE GOODS (1.2%)
                                              -----------         4,400  Johnson & Johnson                         220,000
                                               1,216,456                                                       ------------
                                              -----------   WHOLESALE TRADE-NONDURABLE GOODS (4.8%)
INSURANCE CARRIERS (11.5%)                                        7,800  Cardinal Health, Inc.                     538,200
      14,800  AFLAC, Inc.                        466,052         13,300  Sysco Corp.                               361,095
       5,400  American International Group, Inc. 464,400                                                       ------------
       6,200  Chubb Corp.                        480,066                                                           899,295
       2,800  Everest Re Group, Ltd.             209,440                                                       ------------
       1,300  Marsh & McLennan Cos., Inc.        131,300    Total Common Stock (cost $19,072,723)               17,373,470
      10,000  Radian Group, Inc.                 404,500                                                       ------------
                                              -----------   SHORT-TERM HOLDINGS (7.1%)
                                               2,155,758      1,000,000  FNMA, 3.55%, 7/9/01                       999,890
                                              -----------       336,290  Merrimac U.S. Government
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;                         Money Market Fund, 3.58%                  336,290
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (4.8%)                                                                   ------------
       9,200  Baxter International, Inc.         450,800    Total Short-Term Holdings (cost $1,336,181)          1,336,181
       6,200  Stryker Corp.                      340,070                                                       ------------
       3,700  Waters Corp. +                     102,157    Total Investments 99.9% (cost $20,408,904)         $18,709,651
                                              -----------                                                      ------------
                                                 893,027    Other Assets and Liabilities, Net 0.1%                  15,730
                                              -----------                                                      ------------
MISCELLANEOUS RETAIL (2.8%)                                 NET ASSETS - 100.0%                                $18,725,381
       6,700  Bed Bath & Beyond, Inc. +          201,000                                                       ============
       9,500  Walgreen Co.                       324,425
                                              -----------
                                                 525,425
                                              -----------
OIL & GAS EXTRACTION (1.8%)
      11,800  B.J. Services Co. +                334,884
                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (2.7%)
       5,700  Exxon Mobil Corp.                  497,895
                                              -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
       6,100  Viacom, Inc - Class B. +           315,675
                                              -----------


See Notes to Schedules of Investments
And Notes to Financial Statements                                8                         Memorial Funds


------------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
    FACE                                                          FACE
   AMOUNT/                                                       AMOUNT/
   SHARES     SECURITY DESCRIPTION              VALUE            SHARES     SECURITY DESCRIPTION                    VALUE
------------ ----------------------------- --------------- -------------- ------------------------------------- --------------------

COMMON STOCK  (99.7%)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &         ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
SIMILAR MATERIALS (3.4%)                                      COMPUTER EQUIPMENT (1.5%)
       4,400  Liz Claiborne, Inc.              $ 221,980            7,700  Maytag Corp.                          $  225,302
       7,800  V.F. Corp.                         283,764                                                          ----------
                                               ----------     FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                                                 505,744      EQUIPMENT (4.4%)
                                               ----------           7,700  Cooper Industries, Inc.                 304,843
BUSINESS SERVICES (5.3%)                                            8,800  Fortune Brands, Inc.                    337,568
      11,300  Computer Associates Intl., Inc.    406,800                                                          ----------
      26,200  Compuware Corp. +                  366,538                                                           642,411
                                               ----------                                                         ----------
                                                 773,338      FURNITURE & Fixtures (2.0%)
                                               ----------          11,500  Newell Rubbermaid, Inc.                 288,650
CHEMICALS & ALLIED PRODUCTS (2.8%)                                                                                ----------
       4,000  PPG Industries, Inc.               210,280      GENERAL MERCHANDISE STORES (6.2%)
       6,100  Rohm & Haas Co.                    200,690            7,500  Federated Department Stores, Inc.+      318,750
                                               ----------          24,500  KMart Corp. +                           281,015
                                                 410,970            7,300  Sears, Roebuck and Co.                  308,863
                                               ----------                                                         ----------
COMMUNICATIONS (10.0%)                                                                                             908,628
       6,100  BellSouth Corp.                    245,647                                                          ----------
      10,000  CenturyTel, Inc.  #                303,000      HEALTH SERVICES (1.9%)
       7,600  SBC Communications, Inc.           304,456            5,900  HCA - The Healthcare Co.                266,621
      14,500  Sprint Corp. (FON Group)           309,720                                                          ----------
       5,600  Verizon Communications  #          299,600      INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                                               ----------     EQUIPMENT (2.9%)
                                               1,462,423            6,000  Parker-Hannifin Corp.                   254,640
                                               ----------           2,400  United Technologies Corp.               175,824
DOMESTIC DEPOSITORY INSTITUTIONS (14.6%)                                                                          ----------
       4,900  Bank of America Corp.              294,147                                                           430,464
       7,200  Banknorth Group, Inc.              163,080                                                          ----------
      11,100  Charter One Financial Inc.         354,090      INSURANCE CARRIERS (6.5%)
       5,800  J.P. Morgan Chase & Co.            258,680            8,100  Aetna, Inc. +                           209,547
      10,900  KeyCorp                            283,945            3,200  American General Corp.                  148,640
       5,800  SouthTrust Corp.                   150,800            3,100  CIGNA Corp.                             297,042
      23,700  Sovereign Bancorp, Inc.            308,100            4,400  Hartford Financial Services Group       300,960
       8,550  Washington Mutual, Inc.            321,053                                                          ----------
                                               ----------                                                          956,189
                                               2,133,895                                                          ----------
                                               ----------     METAL MINING (1.0%)
ELECTRIC, GAS & SANITARY SERVICES (4.2%)                            3,400  Phelps Dodge Corp.                      141,100
      10,200  FirstEnergy Corp.                  328,032                                                          ----------
       8,200  GPU, Inc.  #                       288,230
                                               ----------
                                                 616,262
                                               ----------


See Notes to Schedules of Investments
And Notes to Financial Statements                                9                          Memorial Funds


------------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
    FACE                                                         FACE
   AMOUNT/                                                       AMOUNT/
   SHARES     SECURITY DESCRIPTION               VALUE           SHARES   SECURITY DESCRIPTION                      VALUE
------------- -------------------------- ------------------ ------------ ----------------------------------- ----------------------

PAPER & ALLIED PRODUCTS (2.6%)                                 TRANSPORTATION EQUIPMENT (10.5%)
       9,100  Mead Corp.                     $   246,974         11,100  Brunswick Corp.                         $  266,733
      10,100  Pactiv Corp. +                     135,340         15,300  Delphi Automotive Systems Corp.            243,729
                                              -----------        11,898  Ford Motor Co.                             292,096
                                                 382,314          3,700  General Motors Corp.                       238,095
                                              -----------         5,200  ITT Industries, Inc.                       230,100
PETROLEUM REFINING & RELATED INDUSTRIES (7.2%)                    6,700  TRW, Inc.                                  274,700
       6,600  Ashland, Inc.                      264,660                                                         ----------
       2,900  Chevron Corp.  #                   262,450                                                          1,545,453
       9,500  Occidental Petroleum Corp.         252,605                                                         ----------
       4,900  Phillips Petroleum Co.  #          279,300       Total Common Stock (Cost $12,314,807)             14,627,046
                                              -----------                                                        ----------
                                               1,059,015       SHORT-TERM HOLDINGS (0.4%)
                                              -----------        51,607  Merrimac US Government
PRIMARY METAL INDUSTRIES (1.8%)                                              Money Market 3.58%,                     51,607
       5,400  Nucor Corp.                        264,006                    (Cost $51,607)                       ----------
                                              -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.0%)                Total Investments 100.1%  (Cost $12,366,414)     $14,678,653
       4,400  Gannett Co., Inc.                  289,960                                                        -----------
                                              -----------      Other Assets and Liabilities, Net (0.1)%              (9,438)
RAILROAD TRANSPORTATION (3.5%)                                                                                  -----------
       8,100  Burlington Northern Santa Fe Corp. 244,377       NET ASSETS - 100.0%                              $14,669,215
       7,500  CSX Corp.                          271,800                                                        ===========
                                              -----------
                                                 516,177
                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
 (3.2%)
       5,600  Franklin Resources, Inc.           256,312
       5,800  T. Rowe Price Group, Inc.          216,862
                                              -----------
                                                 473,174
                                              -----------
TOBACCO PRODUCTS (2.3%)
       6,600  Philip Morris Cos., Inc.           334,950
                                              -----------


See Notes to Schedules of Investments
And Notes to Financial Statements                                 10                          Memorial Funds


------------------------------------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

(+)    Non-income producing securities.

(*) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities  offered pursuant to 4(2) of the  Securities Act of 1933, as amended.  The Board of  Trustees  has deemed  these securities  to be liquid at December 31, 2000.



(#)    Part or all of this investment is on loan.  See Note 6 of Notes to Financial Statements.

(@)    Zero coupon bond. The rate disclosed represents yield to maturity as determined at date of purchased.


Definition of certain terms:

       COP         Certificates of Participation
       FGLMC       Federal Gold Home Loan Corp.
       FHLMC       Federal Home Loan Mortgage Corp.
       FNMA        Federal National Mortgage Assoc.
       GNMA        Government National Mortgage Assoc.


See Notes to Financial Statements                            11                           Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                     GOVERNMENT     CORPORATE       GROWTH        VALUE
                                                                      BOND FUND     BOND FUND    EQUITY FUND   EQUITY FUND
                                                                    ------------  ------------- ------------- -------------
ASSETS
Total investments at value                                          $30,163,252    $47,497,375   $18,709,651   $14,678,653
(Cost $30,010,890, $47,352,285, $20,408,904 and
$12,366,414, respectively) (Note 2)
Cash                                                                          -            379             -             -
Collateral for securities loaned (Note 6)                             1,571,200      2,537,500     1,688,045     1,382,700
Receivable for Fund shares sold                                               -              -         1,500             -
Receivable from investment adviser (Note 3)                                   -              -         2,696        11,550
Interest, dividends and other receivables                               416,412        802,165         9,161        19,736
Prepaid expenses                                                          4,897          6,527         3,032         2,311
Organization costs, net of amortization (Note 2)                         10,468         10,403        10,468        10,468
Receivable from shareholder servicing agent (Note 3)                          -              -         8,943         4,578
                                                                   ------------  ------------- ------------- -------------
Total Assets                                                         32,166,229     50,854,349    20,433,496    16,109,996
                                                                   ------------  ------------- ------------- -------------

LIABILITIES
Distributions payable                                                   102,599        229,522             -        39,827
Payable for securities loaned (Note 6)                                1,571,200      2,537,500     1,688,045     1,382,700
Payable to custodian                                                        696          2,721         1,482         1,614
Payable for Fund shares redeemed                                          1,000              -             -             -
Payable to investment adviser (Note 3)                                      754          1,193             -             -
Payable to investment sub-adviser (Note 3)                               15,108         15,609         4,736         3,582
Payable to administrator (Note 3)                                         3,769          5,965         2,500         2,500
Payable to shareholder servicing agent (Note 3)                           1,016         20,996             -             -
Accrued fees, other liabilities and other expenses                       10,980         13,575        11,352        10,558
                                                                    ------------  ------------- ------------- -------------
Total Liabilities                                                     1,707,122      2,827,081     1,708,115     1,440,781
                                                                    ------------  ------------- ------------- -------------

NET ASSETS                                                          $30,459,107    $48,027,268   $18,725,381   $14,669,215
                                                                    ============  ============= ============= =============

COMPONENTS OF NET ASSETS
Paid in capital                                                     $31,617,395    $55,202,420   $22,358,818   $16,263,785
Undistributed (distributions in excess of) net investment income         (2,205)        58,948        (6,982)          159
Net unrealized appreciation (depreciation) of investments               152,362        145,090    (1,699,253)    2,312,239
Accumulated net realized gain (loss) from investments                (1,308,445)    (7,379,190)   (1,927,202)   (3,906,968)
                                                                    ------------  ------------- ------------- -------------
NET ASSETS                                                          $30,459,107    $48,027,268   $18,725,381   $14,669,215
                                                                    ============  ============= ============= =============

SHARES OF BENEFICIAL INTEREST                                         3,034,122      4,952,614     2,254,060     1,406,324

NET ASSET VALUE (OFFERING AND REDEMPTION
PRICE) PER SHARE                                                         $10.04          $9.70         $8.31        $10.43




See Notes to Financial Statements                            12                           Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                GOVERNMENT    CORPORATE       GROWTH         VALUE
                                                                BOND FUND     BOND FUND     EQUITY FUND   EQUITY FUND
                                                              -------------  -----------   -------------  ------------
INVESTMENT INCOME
    Dividend income                                           $          -  $     32,000    $    74,536     $ 191,581
    Interest income                                              1,019,365     1,724,552         32,822         1,879
    Securities lending income (see Note 2 and 6)                     6,755         6,853          2,813         1,825
                                                              ------------- ------------- -------------- -------------
Total Investment Income                                          1,026,120     1,763,405        110,171       195,285
                                                              ------------- ------------- -------------- -------------

EXPENSES
    Investment advisory (Note 3)                                    39,700        58,291         37,162        28,173
    Shareholder servicing (Note 3)                                  43,152        63,360         26,544        20,123
    Administration (Note 3)                                         25,891        38,016         16,115        15,000
    Transfer agent (Note 3)                                         13,187        13,811         13,084        12,617
    Accounting (Note 3)                                             18,000        18,000         18,000        18,000
    Reporting                                                        2,475         3,905          1,562         1,177
    Legal                                                            6,464         7,074          4,111         2,956
    Audit                                                            8,000         8,000          8,000         8,000
    Custody (Note 3)                                                 2,341         6,285          4,397         6,426
    Trustees (Note 3)                                                2,247         3,673          1,716         1,169
    Compliance                                                         410           603          5,756           232
    Amortization of organization costs (Note 2)                      3,000         3,000          3,000         3,000
    Miscellaneous                                                    5,905         9,370          4,981         4,142
                                                               ------------- ------------- -------------- -------------
Total Expenses                                                     170,772       233,388        144,428       121,015
                                                               ------------- ------------- -------------- -------------

    Fees waived (Note 4)                                           (31,173)      (26,984)       (31,737)      (35,804)
                                                               ------------- ------------- -------------- -------------

Net Expenses                                                       139,599       206,404        112,691        85,211
                                                               ------------- ------------- -------------- -------------

NET INVESTMENT INCOME (LOSS)                                       886,521     1,557,001         (2,520)      110,074
                                                               ------------- ------------- -------------- -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      Net realized gain (loss) on investments                      722,437       313,405     (1,043,231)    1,138,315
      Net change in unrealized appreciation (depreciation) on
         investments                                              (659,535)      223,288     (2,363,449)      683,359
                                                               ------------- ------------- -------------- -------------
Net Realized and Unrealized Gain (Loss) on Investments              62,902       536,693     (3,406,680)    1,821,674
                                                               ------------- ------------- -------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                     $949,423    $2,093,694    $(3,409,200)   $1,931,748
                                                               ============= ============= ============== =============


See Notes to Financial Statements                            13                           Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------

                                                                  GOVERNMENT BOND FUND             CORPORATE BOND FUND
                                                             ------------------------------  ------------------------------

                                                                SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
                                                              JUNE 30, 2001   DECEMBER 31,    JUNE 30, 2001   DECEMBER 31,
                                                               (UNAUDITED)        2000         (UNAUDITED)        2000
                                                             ------------------------------  ------------------------------
OPERATIONS
    Net investment income                                    $    886,521    $ 3,012,917     $ 1,557,001     $ 8,310,644
    Net realized (loss) on investments                            722,437     (1,378,178)        313,405      (2,851,346)
    Net change in unrealized appreciation (depreciation)         (659,535)     4,158,245         223,288       5,056,981
    of investments                                           --------------- --------------  --------------  --------------
    Net increase (decrease) in net assets resulting               949,423      5,792,984       2,093,694      10,516,279
    from operations                                          --------------- --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                        (890,271)    (3,012,917)     (1,564,544)     (8,310,644)
                                                             --------------- --------------  --------------  --------------
    Total distributions to shareholders                          (890,271)    (3,012,917)     (1,564,544)     (8,310,644)
                                                             --------------- --------------  --------------  --------------

CAPITAL SHARE TRANSACTIONS
    Sale of shares                                              2,263,317     33,599,859         172,698      22,375,536
    Reinvestment of distributions                                  93,294        141,691          18,712         499,418
    Redemption of shares                                      (12,457,376)   (65,102,884)    (13,147,326)   (117,017,184)
                                                             --------------- --------------  -------------  ---------------
    Net increase (decrease) from capital transactions         (10,100,765)   (31,361,334)    (12,955,916)    (94,142,230)
                                                             --------------- --------------  -------------  ---------------
    Net increase (decrease) in net assets                     (10,041,613)   (28,581,267)    (12,426,766)    (91,936,595)
                                                             --------------- --------------  --------------  --------------

NET ASSETS
    Beginning of Period                                        40,500,720     69,081,987      60,454,034     152,390,629
    End of Period (A)                                      $   30,459,107  $  40,500,720    $ 48,027,268    $ 60,454,034
                                                           =============== ==============   ==============  ==============
    (A) Including accumulated undistributed net
    investment income                                      $       (2,205) $       1,545     $    58,948     $    66,491
                                                           =============== ==============   ==============  ==============
                                                               Shares         Shares          Shares          Shares
                                                           --------------- --------------   --------------  --------------
CAPITAL SHARE TRANSACTIONS
    Sale of shares                                                223,643      3,467,948          17,889       2,399,318
    Reinvestment of distributions                                   9,192         14,770           1,905          53,969
    Redemption of shares                                       (1,211,569)    (6,739,431)     (1,350,836)    (12,479,042)
                                                           --------------- --------------   --------------  --------------
    Net increase (decrease) in shares                            (978,734)    (3,256,713)     (1,331,042)    (10,025,755)
                                                           --------------- --------------   --------------  --------------


See Notes to Financial Statements                           14                           Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

------------------------------------------------------------------------------------------------------------------------------------

                                                                  GROWTH EQUITY FUND              VALUE EQUITY FUND
                                                             ------------------------------ -------------------------------
                                                              SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                             JUNE 30, 2001   DECEMBER 31,    JUNE 30, 2001    DECEMBER 31,
                                                              (UNAUDITED)        2000         (UNAUDITED)         2000
                                                             ------------------------------ -------------------------------
OPERATIONS
    Net investment income (loss)                            $   (2,520)   $   (37,455)     $   110,074       $   464,262
    Net realized gain (loss) from investments               (1,043,231)      5,554,088       1,138,315        (1,588,846)
    Net change in unrealized appreciation (depreciation)    (2,363,449)     (7,058,255)        683,359         1,701,591
                                                           -------------- --------------- ---------------  ---------------
    Net increase(decrease) in net assets resulting          (3,409,200)     (1,541,622)      1,931,748           577,007
    from operations                                        -------------- --------------- ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income-Institutional Shares                  (4,462)              -        (109,915)       (466,188)
    Net realized capital gain from investments-
    Institutional Shares                                             -       (6,256,294)              -               -
                                                           -------------- --------------- --------------- ---------------
    Total distributions to shareholders                         (4,462)     (6,256,294)       (109,915)       (466,188)
                                                           -------------- --------------- --------------- ---------------

CAPITAL SHARE TRANSACTIONS
    Sale of shares - Trust Shares                                    -          18,500               -               -
    Sale of shares - Institutional Shares                    3,649,424      19,208,656       1,596,401       9,332,674
    Reinvestment of distributions - Trust Shares                     -               -               -             323
    Reinvestment of distributions - Institutional Shares         2,771       3,782,477               -          17,530
    Redemption of shares - Trust Shares                              -        (576,722)              -        (218,812)
    Redemption of shares - Institutional Shares            (11,401,757)    (27,144,585)     (6,366,344)    (28,934,844)
                                                           -------------- --------------- --------------- ---------------
    Net increase (decrease) from capital transactions       (7,749,562)     (4,711,674)     (4,769,943)    (19,803,129)
                                                           -------------- --------------- --------------- ---------------
    Net increase (decrease) in net assets                  (11,163,224)    (12,509,590)     (2,948,110)    (19,692,310)
                                                           -------------- --------------- --------------- ---------------
NET ASSETS
    Beginning of Period                                     29,888,605      42,398,195      17,617,325      37,309,635
    End of Period (A)                                      $18,725,381     $29,888,605     $14,669,215     $17,617,325
                                                           ============== =============== =============== ===============
    (A) Including accumulated undistributed net            $    (6,982)    $         -     $       159     $         -
    investment income                                      ============== =============== =============== ===============

CAPITAL SHARE TRANSACTIONS                                    Shares          Shares          Shares          Shares
                                                           -------------- --------------- --------------- ---------------
    Sale of shares - Trust Shares                                    -           1,498               -               -
    Sale of shares - Institutional Shares                      419,638       1,575,325         163,623       1,158,459
    Reinvestment of distributions - Trust Shares                     -               -               -              38
    Reinvestment of distributions - Institutional Shares           353         408,034               -           2,100
    Redemption of shares - Trust Shares                              -         (46,846)              -         (27,719)
    Redemption of shares - Institutional Shares             (1,392,823)     (2,102,084)       (687,971)     (3,464,358)
                                                           -------------- --------------- --------------- ---------------
    Net increase (decrease) in shares                         (972,832)       (164,073)       (524,348)     (2,331,480)
                                                           ============== =============== =============== ===============


See Notes to Financial Statements                            15                          Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH
PERIOD:


                                                                           GOVERNMENT BOND FUND
                                                        -------------------------------------------------------------
                                                                           INSTITUTIONAL SHARES
                                                        -------------------------------------------------------------

                                                         PERIOD ENDED          YEAR ENDED              PERIOD ENDED
                                                          JUNE 30,             DECEMBER 31,             DECEMBER 31,
                                                             2001             2000     1999               1998 (c)
                                                        --------------  ------------ ------------     --------------

Net asset value, beginning of period                        $10.09          $9.50       $10.25           $10.00
Investment Operations
  Net investment income                                       0.26           0.53         0.51             0.39
  Net realized and unrealized gain
  (loss) on investments                                      (0.05)          0.59        (0.75)            0.39
                                                        -------------   ------------  ------------    --------------
Total from Investment Operations                              0.21           1.12        (0.24)           0.78
                                                        -------------   ------------  ------------    --------------
Distributions from
  Net investment income                                      (0.26)         (0.53)       (0.51)          (0.39)
  Net realized gain on investments                               -              -            -           (0.14)
                                                        -------------   ------------  ------------    --------------
Total Distributions                                          (0.26)         (0.53)       (0.51)          (0.53)
                                                        -------------   ------------  ------------    --------------
Net asset value, end of period                              $10.04         $10.09        $9.50          $10.25
                                                        =============   ============  ============    ==============

Total Return (a)                                             2.06%         12.12%       (2.39)%          7.96%

Ratio/Supplementary Data
Ratios to average net assets
Expenses, including reimbursement/waiver of fees             0.81%  (b)     0.75%         0.73%          0.73% (b)
Expenses, excluding reimbursement/waiver of fees             0.99%  (b)     0.87%         0.79%          0.85% (b)
Net investment income (loss), including                      5.13%  (b)     5.51%         5.17%          5.05% (b)
reimbursement/waiver of fees
Portfolio turnover rate                                        55%            50%           25%           114%
Net assets at end of period (000's omitted)                $30,459        $40,501       $69,082        $65,676


--------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4).
(b) Annualized.
(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.


See Notes to Financial Statements                            16                          Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH
PERIOD:


                                                                       CORPORATE BOND FUND
                                                  ------------------------------------------------------------
                                                                       INSTITUTIONAL SHARES
                                                  ------------------------------------------------------------

                                                     PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                                       JUNE 30,            DECEMBER 31,         DECEMBER 31,
                                                         2001            2000        1999         1998 (C)
                                                  -----------------  ----------- -----------  ----------------
Net asset value, beginning of period                      $9.62         $9.34      $10.09           $10.00
Investment Operations
  Net investment income                                    0.29          0.63        0.57             0.43
  Net realized and unrealized gain
  (loss) on investments                                    0.08          0.27       (0.75)            0.30
                                                  -----------------  ----------- -----------  ----------------
Total from Investment Operations                           0.37          0.90       (0.18)            0.73
                                                  -----------------  ----------- -----------  ----------------
Distributions from
  Net investment income                                   (0.29)        (0.62)      (0.57)           (0.43)
  Net realized gain on investments                            -             -           -            (0.21)
                                                  -----------------  ----------- -----------  -----------------
Total Distributions                                       (0.29)        (0.62)      (0.57)           (0.64)
                                                  -----------------  ----------- -----------  -----------------
Net asset value, end of period                            $9.70         $9.62       $9.34           $10.09
                                                  =================  =========== ===========  =================

Total Return (a)                                          3.92%        10.02%     (1.77)%            7.50%

Ratio/Supplementary Data
Ratios to average net assets
Expenses, including reimbursement/waiver of fees          0.81% (b)     0.75%       0.68%            0.63%
Expenses, excluding reimbursement/waiver of fees          0.92% (b)     0.79%       0.74%            0.76%
Net investment income (loss), including                   6.14% (b)     6.67%       5.94%            5.60%
reimbursement/waiver of fees
Portfolio turnover rate                                    171%          227%        291%             377%
Net assets at end of period (000's omitted)             $48,027       $60,454    $152,391         $137,338



-----------------------------------------------------
(a) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4).
(b) Annualized.
(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.


See Notes to Financial Statements                            17                         Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH
PERIOD:


                                                                        GROWTH EQUITY FUND
                                                      --------------------------------------------------------
                                                                       INSTITUTIONAL SHARES
                                                      --------------------------------------------------------

                                                      PERIOD ENDED         YEAR ENDED            PERIOD ENDED
                                                        JUNE 30,          DECEMBER 31,           DECEMBER 31,
                                                          2001           2000        1999          1998 (c)
                                                      ------------    ---------------------     --------------
Net asset value, beginning of period                        $9.26       $12.50      $11.49           $10.00
Investment Operations
  Net investment income (loss)                              (0.00)       (0.01)      (0.01)            0.01
  Net realized and unrealized
  gain on investments                                       (0.95)       (0.69)       2.67             2.09
                                                      ------------    ---------------------     --------------
Total from Investment Operations                            (0.95)       (0.70)       2.66             2.10
                                                      ------------    ---------------------     --------------
Distributions from
   Net investment income                                    (0.00)        0.00       (0.00)(d)        (0.01)
   Net realized gain on investments                             -        (2.54)      (1.56)           (0.60)
   Return of capital                                            -            -       (0.09)               -
Total Distributions                                         (0.00)       (2.54)      (1.65)           (0.61)
Net asset value, end of period                              $8.31        $9.26      $12.50           $11.49
                                                      ============    =====================     ===============
Total Return (a)                                         (10.24)%         5.66%      24.44%           20.97%

Ratio/Supplementary Data
Ratios to average net assets
Expenses, including reimbursement/waiver of fees            1.06% (b)     1.00%       1.00%            1.00% (b)
Expenses, excluding reimbursement/waiver of fees            1.36% (b)     1.17%       1.09%            1.19% (b)
Net investment income (loss),                             (0.02)% (b)   (0.11)%     (0.10)%            0.16% (b)
including reimbursement/waiver of fees
Portfolio turnover rate                                       27%           78%        108%             135%
Net assets at end of period (000's omitted)               $18,725       $29,889     $41,833          $26,426



------------------------------------------------------
(a) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4).
(b) Annualized.
(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(d) Distributions per share were $ 0.00055.


See Notes to Financial Statements                            18                         Memorial Funds

------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH
PERIOD:


                                                                        VALUE EQUITY FUND
                                                     -------------------------------------------------------------
                                                                       INSTITUTIONAL SHARES
                                                     -------------------------------------------------------------

                                                      PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                                        JUNE 30,           DECEMBER 31,          DECEMBER 31,
                                                          2001           2000        1999          1998 (C)

Net asset value, beginning of period                       $9.12        $8.75       $9.19          $10.00
Investment Operations
  Net investment income (loss)                              0.08         0.16        0.08            0.03
  Net realized and unrealized
  gain on investments                                       1.31         0.37       (0.44)          (0.81)
                                                     --------------   ----------  -----------   ---------------
Total from Investment Operations                            1.39         0.53       (0.36)          (0.78)
                                                     --------------   ----------  -----------   ---------------
Distributions from
  Net investment income                                    (0.08)       (0.16)      (0.08)          (0.03)
  Net realized gain on investments                             -            -           -               -
                                                     --------------   ----------  -----------   ---------------
Total Distributions                                        (0.08)       (0.16)      (0.08)          (0.03)
                                                     --------------   ----------  -----------   ---------------
Net asset value, end of period                            $10.43        $9.12       $8.75           $9.19
                                                     ==============   ==========  ===========   ===============
Total Return (a)                                           15.26%       (6.20)%     (3.96)%         (7.76)%

Ratio/Supplementary Data
Ratios to average net assets
  Expenses, including reimbursement/waiver of fees          1.06% (b)     1.00%       1.00%           1.00% (b)
  Expenses, excluding reimbursement/waiver of fees          1.50% (b)     1.18%       1.09%           1.25% (b)
  Net investment income (loss),                             1.37% (b)     1.59%       0.90%           0.59% (b)
  including reimbursement/waiver of fees
Portfolio turnover rate                                       24%          168%         60%             37%
Net assets at end of period (000's omitted)               $14,669       $17,617     $37,068         $30,670



--------------------------------------------------------
(a) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4).
(b) Annualized
(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.


See Notes to Financial Statements                            19                        Memorial Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Memorial Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has four active diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). The Trust Instrument authorizes each Fund to issue an unlimited number of shares of beneficial interest. The classes of each Fund and their dates of commencement of operations are as follows:

Government Bond Fund (Institutional Shares)                   March 30, 1998
Corporate Bond Fund (Institutional Shares)                    March 25, 1998
Growth Equity Fund (Trust and Institutional Shares)           March 30, 1998
Value Equity Fund (Trust and Institutional Shares)            March 30, 1998

Existing Trust Shares of Value Equity Fund and Growth Equity Fund were reclassified as Institutional Shares of beneficial interest on February 22, 2000 and February 29, 2000, respectively. The Board decided to reclassify net assets of $294,226 and 23,312 shares of the Growth Equity Fund and net assets of $120,433 and 15,761 shares of Value Equity because of efficiencies and economies associated with such a combination.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund's business day. If no sales are reported, the mean of the last bid and asked price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At June 30, 2001, no securities were valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold is determined on the basis of identified cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned and includes the amortization of premiums and accretion of discounts resulting from fixed income security purchases. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income to shareholders are declared daily and paid monthly by Government Bond Fund and Corporate Bond Fund. Net investment income distributions, if any, for Growth Equity Fund and Value Equity Fund are declared and paid quarterly. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - Costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. As the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

As of June 30, 2001, Government Bond Fund, Corporate Bond Fund and Value Equity Fund have capital loss carryovers in the following amounts:

                                  AMOUNT              EXPIRING DATE
                                  ------              -------------
Government Bond Fund           $  630,263             December 2007
                                1,175,479             December 2008
Corporate Bond Fund             4,648,921             December 2007
                                2,588,507             December 2008
Value Equity Fund               1,035,112             December 2006
                                1,497,610             December 2007
                                1,688,376             December 2008

SECURITY LOANS - The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser of each Fund is Memorial Investment Advisors, Inc. (the "Adviser"). The Adviser replaced Forum Investment Advisers, LLC on January 1, 2001 (See Note 7). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.23% of the average daily net assets of Government Bond Fund and Corporate Bond Fund, and 0.35% of the average daily net assets of Growth Equity Fund and Value Equity Fund. In addition, the Adviser has retained the following investment sub-advisers (each a "Sub-adviser") for each Fund pursuant to an investment sub-advisory agreement with the Adviser:

Government Bond Fund           Northern Trust Investments, Inc.
Corporate Bond Fund            American General Investment Management, L.P.
Growth Equity Fund             Davis Hamilton Jackson & Associates, L.P.
Value Equity Fund              PPM America, Inc.

American General Investment Management, L.P. replaced Conseco Capital Management, Inc. as Sub-adviser to Corporate Bond Fund on January 1, 2001(See
Note 7). Currently, the Adviser pays the Sub-advisers of the Government Bond Fund and the Corporate Bond Fund an annual fee of 0.20% of the average daily net assets of each Fund. The Sub-advisers for Growth Equity Fund and Value Equity Fund are currently paid an annual fee of 0.30% of the average daily net assets of each Fund. Corporate Bond Fund is currently waiving Sub-Advisory fees of 0.07% of the average annual net assets. The amount of the fees paid by the Adviser to each Sub-adviser may vary from time to time as a result of periodic negotiations with each Sub-adviser regarding such matters as the nature and extent of the services provided (other than investment selection and order placement activities). To assist in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors ("CRA"), (formerly known as Wellesley Group, Inc.). CRA provides data with which the Adviser and the Board of Trustees of the Trust can monitor and evaluate the performance of the Funds and Sub-advisers. CRA receives a fee from the Adviser of 0.02% of the average annual net assets of the Funds (decreasing to 0.015% at average annual net assets levels of $250 million but less than $500 million, and 0.01% at average annual net asset levels exceeding $500 million). As a minimum, CRA shall receive an aggregate annual fee of $30,000.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.15% of the average daily net assets of each Fund for the first $150 million in assets, and 0.10% of the average daily net assets of each Fund over $150 million, subject to an annual minimum of $30,000.

Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year, plus certain account and additional class charges.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor pursuant to a separate distribution agreement with the Trust. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Currently, no Rule 12b-1 are being charged, as all the remaining Trust shares, the only shares affected by the plan of distribution, were reclassified as Institutional shares on February 28, 2000.

Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, plus certain share class charges and certain amounts based upon asset levels and the number and types of portfolio transactions within each Fund.

Investors Bank & Trust Company, serves as the custodian for each fund, for which it receives a fee from each Fund at an annual rate as follows: 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets; and 0.005% of the average daily net assets of the Fund for the remaining Fund assets. The custodian is also paid certain transaction fees. These fees are accrued daily by Funds and are paid monthly based on average net assets and transactions for the previous month.

The Trust has adopted a Shareholder Service Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays Memorial Group, Inc. a fee at an annual rate of 0.25% of the average daily net assets of the Institutional Shares of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

Each Trustee, who is not an "affiliated person" as defined in the Act, receives from the Fund an annual fee of $5,000, plus out of pocket expenses. In addition, each Trustee receives $500 per meeting attended.


NOTE 4.  WAIVER OF FEES

The Sub-advisers, FAdS, and the Shareholder Servicing Agent (Memorial Group, Inc.) may voluntarily waive a portion of their fees. For the period ended June 30, 2001, the Sub-advisers, FadS, and the Shareholder Servicing Agent have voluntarily waived fees as follows:

                                                   MEMORIAL
                       SUB-ADVISERS     FADS     GROUP, INC.        TOTAL
                       ------------     ----     -----------        -----
Government Bond Fund         -        $7,240       $23,933        $31,173
Corporate Bond Fund      $17,741       7,240         2,003         26,984
Growth Equity Fund           -         7,240        20,907         28,147
Value Equity Fund            -         7,240        16,324         23,564

------------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (unaudited)
JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

In addition,  the  Adviser,  under  certain  circumstances,  may assume  certain expenses of the Funds. For the period ended June 30, 2001, these  reimbursements are estimated as follows:

                                    INVESTMENT
                                     ADVISER
                                    ----------
Government Bond Fund                        -
Corporate Bond Fund                         -
Growth Equity Fund                   $  3,590
Value Equity Fund                      12,240


NOTE 5.  SECURITIES TRANSACTIONS

The cost of  securities  purchased  and the proceeds from sales of securities, other than  short-term  securities, for the period ended June 30, 2001, were as follows:

                                                                     COST OF
                                                                               GOVERNMENT         PROCEEDS FROM
                              COST OF PURCHASES      PROCEEDS FROM SALES       PURCHASES        GOVERNMENT SALES
                              -----------------      -------------------       ---------        ----------------
Government Bond Fund             $18,219,654             $26,765,919          $18,219,654          $26,765,919
Corporate Bond Fund               87,026,813              97,590,799           37,292,327           43,682,965
Growth Equity Fund                 5,632,116              12,657,609
Value Equity Fund                  3,819,686               8,709,108

For Federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of June
30, 2001, were as follows:

                                                         GROSS                GROSS              NET UNREALIZED
                                                      UNREALIZED            UNREALIZED            APPRECIATION
                                   TAX COST          APPRECIATION          DEPRECIATION           DEPRECIATION)
                                   --------          ------------          ------------          --------------
 Government Bond Fund            $30,010,890           $567,926               $415,564                $152,362
 Corporate Bond Fund              47,352,274            562,841                417,751                 145,090
 Growth Equity Fund               20,409,013          1,040,007              2,739,260              (1,699,253)
 Value Equity Fund                12,366,414          2,632,840                320,601               2,312,239

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------


NOTE 6.  SECURITIES LENDING

As of June 30, 2001, each Fund had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                                 SECURITIES                COLLATERAL
                                 ----------               -----------
Government Bond Fund             $1,531,371                $1,571,200
Corporate Bond Fund               2,484,374                 2,537,500
Growth Equity Fund                1,634,907                 1,688,045
Value Equity Fund                 1,343,184                 1,382,700


NOTE 7.  MISCELLANEOUS (unaudited)

On May 25, 2001, a special meeting of the shareholders of each Fund of the Trust was held to consider three proposals. Pursuant to the Investment Company Act of 1940 (the "1940 Act"), approval of each proposal required the affirmative vote of the lesser of (a) 67% or more of the shares of each Fund represented by proxy if the holders of more than 50% of the outstanding shares are represented by proxy at the meeting or (b) more than 50% of the outstanding shares of the Fund. Each Fund met the minimum threshold as each had more than 50% of its outstanding shares represented at the meeting by proxy. The percentage of the shares present of each Fund was as follows:

                              SHARES           SHARES            PERCENT
                           OUTSTANDING         PRESENT           PRESENT
                           -----------         -------           -------
Government Bond Fund        2,923,987         1,655,484           56.62%
Corporate Bond Fund         4,953,775         3,187,888           64.35%
Growth Equity Fund          2,143,514         1,603,825           74.82%
Value Equity Fund           1,435,267         1,162,463           80.99%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

PROPOSAL ONE
------------

Each Fund considered a proposal whether to approve a new Investment Advisory Agreement between the Trust and the Adviser. The proposal was approved by 100 percent of the shareholders of each Fund present and voting as follows:


GOVERNMENT BOND FUND     SHARES VOTED     CORPORATE BOND FUND       SHARES VOTED
--------------------     ------------     -------------------       ------------
       For                1,655,484              For                   3,187,888
       Against                    0              Against                       0
       Abstain                    0              Abstain                       0
       -------           -----------             -------            ------------
       TOTAL              1,655,484              TOTAL                 3,187,888


GROWTH EQUITY FUND       SHARES VOTED      VALUE EQUITY FUND        SHARES VOTED
------------------       ------------      -----------------        ------------
       For                1,603,825              For                   1,162,463
       Against                    0              Against                       0
       Abstain                    0              Abstain                       0
       -------           -----------             -------            ------------
       TOTAL              1,603,825              TOTAL                 1,162,463


PROPOSAL TWO
------------

Each Fund considered a proposal for the Adviser to hire and terminate Sub-advisers and modify Sub-advisory agreements without shareholder approval. The proposal was approved by 100 percent of the shareholders of each Fund present and voting as follows:

GOVERNMENT BOND FUND     SHARES VOTED     CORPORATE BOND FUND       SHARES VOTED
--------------------     ------------     -------------------       ------------
       For                1,655,484              For                   3,187,888
       Against                    0              Against                       0
       Abstain                    0              Abstain                       0
       -------           -----------             -------            ------------
       TOTAL              1,655,484              TOTAL                 3,187,888


GROWTH EQUITY FUND       SHARES VOTED      VALUE EQUITY FUND        SHARES VOTED
------------------       ------------      -----------------        ------------
       For                  1,603,825            For                   1,162,463
       Against                      0            Against                       0
       Abstain                      0            Abstain                       0
       -------            -----------            -------           -------------
       TOTAL                1,603,825            TOTAL                 1,162,463

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONTINUED) (unaudited)
JUNE 30, 2001
--------------------------------------------------------------------------------

PROPOSAL THREE
--------------

The shareholders of Corporate Bond Fund considered a proposal to approve a new Investment Sub-advisory Agreement among the Trust, the Adviser and American General Investment Management, L.P. The proposal was approved by 3,187,888 shares out of the 3,187,888 shares (100%) of the Corporate Bond Fund present and voting at the meeting.


NOTE 8.    CHANGE IN ACCOUNTING POLICY

Effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The guide requires various changes to financial statement disclosures, including amortization of premiums and accretion of discounts on all fixed-income securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gains and losses. The impact of adopting this change is not anticipated to have a material impact on the fund's financial statements in 2001. Prior to January 1, 2001, the Funds did not amortize premiums or accrete discounts. The cumulative effect of this change in accounting policy, and the current year effect of this change on the operating results of the Funds, relating to bonds held by the Funds prior to January 1, 2001 are insignificant to the overall financial statements of each of the Funds.

                               THE MEMORIAL FUNDS



INVESTMENT ADVISER                          SHAREHOLDER SERVICING AGENT
     Memorial Investment Advisers, Inc.          Memorial Group, Inc.
     5847 San Felipe                             5847 San Felipe
     Suite 875                                   Suite 875
     Houston, Texas  77057                       Houston, Texas  77057

DISTRIBUTOR                                 TRANSFER AGENT & DIVIDEND DISBURSING
     Forum Fund Services, LLC                    Forum Shareholder Services, LLC
     Two Portland Square                         Two Portland Square
     Portland, Maine 04101                       Portland, Maine  04101


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.